Capital and Leasing Commitments (Details Narrative) (Bendon Limited) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2018
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Description of Operating lease term	Operating leases are in place for leased premises and vehicles, and normally have a term between 1 and 11 years.
Contractual Commitment Term	7 years